Stockholders' equity - Summary of the changes in the warrant liability (Detail)	12 Months Ended
Dec. 31, 2024 USD ($)
Stockholders' Equity Note [Abstract]
Balance as of January 1, 2024	$ 0
Issuance of Class B1 and Class B2 warrants	4,123,210
Issuance of Class C1 and Class C2 warrants	4,053,745
Change in fair value of warrants	11,127,076
Exercise of warrants	(8,866,997)
Balance as of December 31, 2024	$ 10,437,034